FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Jun. 30, 2017
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

13.	FEDERAL HOME LOAN BANK ADVANCES

The following table presents contractual maturities of FHLB long-term advances as of June 30:

	Maturity range		Weighted- average	Stated interest rate range
Description	from	to	interest rate [1]	from	to	2017	2016

						(Dollars in Thousands)
Convertible	07/27/17	07/27/17	4.26%	4.26%	4.26%	$10,000	$10,000
Adjustable	08/11/17	09/01/17	1.25%	1.23%	1.27%	6,109	6,109

Total						$16,109	$16,109

Maturities of FHLB long-term advances at June 30, 2017, are summarized as follows:

Maturing During Fiscal Year Ended June 30:	Amount	Weighted- Average Interest Rate
(Dollars in Thousands)
2018	$16,109	3.12%
2019	—	—
2020	—	—
2021	—	—
2022 and thereafter	—	—

Total	$16,109	3.12%

Convertible advances may be reset to the three-month London Interbank Offered Rate (“LIBOR”) and have various spreads and call dates of three months. The FHLB has the right to convert from a fixed rate to a predetermined floating rate on its conversion date or quarterly thereafter. Should the advance be converted, the Company has the right to pay off the advance without penalty. The Company repaid the convertible select advance on July 27, 2017.

The adjustable rate advances adjust monthly, based on the one-month LIBOR index, and have various spreads to the LIBOR index. The spreads to the applicable LIBOR index range from 0.16% to 0.17%. The adjustable rate advances are not convertible or callable. The FHLB advances are secured by the Company’s FHLB stock, mortgage-backed and investment securities and loans, and are subject to substantial prepayment penalties.

[1]	For fiscal year ended 2017.

The Company also utilized revolving and short-term FHLB advances. Short-term FHLB advances generally mature within 90 days, while revolving FHLB advances may be repaid by the Company without penalty. The following table presents information regarding such advances as of June 30:

	2017	2016
	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$155,799	$144,027
Average balance during the year	144,258	47,413
Maximum month-end balance during the year	155,799	144,027
Average interest rate during the year	0.78%	0.50%
Weighted-average rate at year-end	1.24%	0.54%

At June 30, 2017, the Company had remaining borrowing capacity with the FHLB of approximately $4.8 million.

The FHLB advances are secured by the Company’s FHLB stock, loans, mortgage-backed and investment securities. FHLB advances are subject to substantial prepayment penalties.